Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,437,137,500.00
Previously Paid Amount	0.00
Total Fee Amount	336,568.69
Total Offset Amount	0.00
Net Fee	$ 336,568.69
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A